Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Regulation	The Company’s regulated utilities are subject to regulation by multiple state utility commissions or other entities engaged in utility regulation, collectively referred to as Public Utility Commissions (“PUCs”). As such, the Company follows authoritative accounting principles required for rate regulated utilities, which requires the effects of rate regulation to be reflected in the Company’s Consolidated Financial Statements. PUCs generally authorize revenue at levels intended to recover the estimated costs of providing service, plus a return on net investments, or rate base. Regulators may also approve accounting treatments, long-term financing programs and cost of capital, operation and maintenance (“O&M”) expenses, capital expenditures, taxes, affiliated transactions and relationships, reorganizations, mergers, acquisitions and dispositions, along with imposing certain penalties or granting certain incentives. Due to timing and other differences in the collection of a regulated utility’s revenues, these authoritative accounting principles allow a cost that would otherwise be charged as an expense by a non-regulated
entity, to be deferred as a regulatory asset if it is probable that such cost is recoverable through future rates. Conversely, these principles also require the creation of a regulatory liability for amounts collected in rates to recover costs expected to be incurred in the future, or amounts collected in excess of costs incurred and are refundable to customers.
Use of Estimates	The preparation of financial statements in conformity with GAAP requires that management make estimates, assumptions and judgments that could affect the Company’s financial condition, results of operations and cash flows. Actual results could differ from these estimates, assumptions and judgments. The Company considers its critical accounting estimates to include (i) the application of regulatory accounting principles and the related determination and estimation of regulatory assets and liabilities, (ii) revenue recognition and the estimates used in the calculation of unbilled revenue, (iii) accounting for income taxes, (iv) benefit plan assumptions and (v) the estimates and judgments used in determining loss contingencies. The Company’s critical accounting estimates that are particularly sensitive to change in the near term are amounts reported for regulatory assets and liabilities, income taxes, benefit plan assumptions and contingency-related obligations.
Principles of Consolidation	The accompanying Consolidated Financial Statements include the accounts of American Water and all of its subsidiaries in which a controlling interest is maintained after the elimination of intercompany balances and transactions.
Property, Plant and Equipment
Property, plant and equipment consists primarily
of
utility plant utilized by the Company’s regulated utilities. Additions to utility plant and replacement of retirement units of utility plant are capitalized and include costs such as materials, direct labor, payroll taxes and benefits, indirect items such as engineering and supervision, transportation and an allowance for funds used during construction (“AFUDC”). Costs for repair, maintenance and minor replacements are charged to O&M expense as incurred.
The cost of utility plant is depreciated using the straight-line average remaining life, group method. The Company’s regulated utilities record depreciation in conformity with amounts approved by PUCs, after regulatory review of the information the Company submits to support its estimates of the assets’ remaining useful lives.
Nonutility property consists primarily of buildings and equipment utilized by the Military Services Group (“MSG”) and for internal operations. This property is stated at cost, net of accumulated depreciation, which is calculated using the straight-line method over the useful lives of the assets.
When units of property, plant and equipment are replaced, retired or abandoned, the carrying value is credited against the asset and charged to accumulated depreciation. To the extent the Company recovers cost of removal or other retirement costs through rates after the retirement costs are incurred, a regulatory asset is recorded. In some cases, the Company recovers retirement costs through rates during the life of the associated asset and before the costs are incurred. These amounts result in a regulatory liability being reported based on the amounts previously recovered through customer rates, until the costs to retire those assets are incurred.
The costs incurred to acquire and internally develop computer software for internal use are capitalized as a unit of property.
Cash and Cash Equivalents, and Restricted Funds
Substantially all cash is invested in interest-bearing accounts. All highly liquid investments with a maturity of three months or less when purchased are considered to be cash equivalents.
Restricted funds consist primarily of proceeds from financings for the construction and capital improvement of facilities, and deposits for future services under O&M projects, primarily performed by MSG. Proceeds are held in escrow or interest-bearing accounts until the designated expenditures are incurred. Restricted funds are classified on the Consolidated Balance Sheets as either current or long-term based upon the intended use of the funds.

Accounts Receivable and Unbilled Revenues
Accounts receivable include regulated utility customer accounts receivable, which represent amounts billed to water and wastewater customers generally on a monthly basis. Credit is extended based on the guidelines of the applicable PUCs and collateral is generally not required. Also included are the trade accounts receivable of other businesses, primarily MSG, and nonutility customer receivables of the Regulated Businesses. Unbilled revenues are accrued when service has been provided but has not been billed to customers and when costs exceed billings on certain construction contracts.
Allowance for Uncollectible Accounts	Allowances for uncollectible accounts are maintained for estimated probable losses resulting from the Company’s inability to collect receivables from customers. Accounts that are outstanding longer than the payment terms are considered past due. A number of factors are considered in determining the allowance for uncollectible accounts, including the length of time receivables are past due, previous loss history, current economic and societal conditions and reasonable and supportable forecasts that affect the collectability of receivables from customers. The Company generally writes off accounts when they become uncollectible or are over a certain number of days outstanding.
Materials and Supplies	Materials and supplies are stated at the lower of cost or net realizable value. Cost is determined using the average cost method.
Seller Promissory Note	The Company’s secured seller promissory note was accounted for under Accounting Standards Codification (“ASC”) Topic 310,
Receivables
, and classified as held for investment and accounted for at amortized cost at the present value of consideration received for the sale of its Homeowner Services Group (“HOS”) business. Interest income from the secured seller promissory note was accrued based on the principal amount outstanding and earned over the contractual life of the loan.
Leases
The Company has operating and finance leases involving real property, including facilities, utility assets, vehicles, and equipment. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets, accrued liabilities and operating lease liabilities on the Consolidated Balance Sheets. Finance leases are included in property, plant and equipment, accrued liabilities and other long-term liabilities on the Consolidated Balance Sheets. The Company has made an accounting policy election not to include operating leases with a lease term of twelve months or less.
ROU assets represent the right to use an underlying asset for the lease term and the lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are generally recognized at the commencement date based on the present value of discounted lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of discounted lease payments. The implicit rate is used when readily determinable. ROU assets also include any upfront lease payments and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. Lease expense is recognized on a straight-line basis over the lease term.
The Company has lease agreements with lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) and non-lease
components (e.g., common-area maintenance costs), which are generally accounted for separately; however, the Company accounts for the lease and non-lease
components as a single lease component for certain leases. Certain lease agreements include variable rental payments adjusted periodically for inflation. Additionally, the Company applies a portfolio approach to effectively account f or the
ROU assets and lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Leases
The Company has operating and finance leases involving real property, including facilities, utility assets, vehicles, and equipment. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use
(“ROU”) assets, accrued liabilities and operating lease liabilities on the Consolidated Balance Sheets. Finance leases are included in property, plant and equipment, accrued liabilities and other long-term liabilities on the Consolidated Balance Sheets. The Company has made an accounting policy election not to include operating leases with a lease term of twelve months or less.
ROU assets represent the right to use an underlying asset for the lease term and the lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and lease liabilities are generally recognized at the commencement date based on the present value of discounted lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of discounted lease payments. The implicit rate is used when readily determinable. ROU assets also include any upfront lease payments and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. Lease expense is recognized on a straight-line basis over the lease term.
The Company has lease agreements with lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) and non-lease
components (e.g., common-area maintenance costs), which are generally accounted for separately; however, the Company accounts for the lease and non-lease
components as a single lease component for certain leases. Certain lease agreements include variable rental payments adjusted periodically for inflation. Additionally, the Company applies a portfolio approach to effectively account f or the
ROU assets and lease liabilities. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Goodwill
Goodwill represents the excess of the purchase price paid over the estimated fair value of the assets acquired and liabilities assumed in the acquisition of a business. Goodwill is not amortized and must be allocated at the reporting unit level, which is defined as an operating segment or one level below, and tested for impairment at least annually, or more frequently if an event occurs or circumstances change that would more likely than not, reduce the fair value of a reporting unit below its carrying value.
The Company’s goodwill is primarily associated with the acquisition of American Water by an affiliate of the Company’s previous owner in 2003 and has been allocated to reporting units based on the fair values at the date of the acquisitions. For purposes of testing goodwill for impairment, the reporting units in the Regulated Businesses segment are aggregated into a single reporting unit. The goodwill of Other is attributable to the MSG reporting unit.
The Company’s annual impairment testing is performed as of November 30 of each year. The Company assesses qualitative factors to determine whether quantitative testing is necessary. If it is determined, based upon qualitative factors, that the estimated fair value of a reporting unit is, more likely than not, greater than its carrying value, no further testing is required. If the Company bypasses the qualitative assessment or performs the qualitative assessment and determines that the estimated fair value of a reporting unit, is more likely than not, less than its carrying value, a quantitative, fair value-based assessment is performed. This quantitative testing compares the estimated fair value of the reporting unit to its respective net carrying value, including goodwill, on the measurement date. An impairment loss will be recognized in the amount equal to the excess of the reporting unit’s carrying value compared to its estimated fair value, limited to the total amount of goodwill allocated to that reporting unit.
Application of goodwill impairment testing requires management judgment, including the identification of reporting units and determining the fair value of reporting units. Management estimates fair value using a discounted cash flow analysis. Significant assumptions used in these fair value estimations include, but are not limited to, forecasts of future operating results, discount rate and growth rate.
The Company believes the assumptions and other considerations used to value goodwill to be appropriate, however, if actual experience differs from the assumptions and considerations used in its analysis, the resulting change could have a material adverse impact on the Consolidated Financial Statements.
Impairments of Long-Lived Assets
Long-lived assets, other than goodwill, primarily include property, plant and equipment. The Company evaluates long-lived assets for impairment when circumstances indicate the carrying value of those assets may not be recoverable. The Company determines if long-lived assets are potentially impaired by comparing the undiscounted expected future cash flows to the carrying value when indicators of impairment exist. When the undiscounted cash flow analysis indicates a long-lived asset may not be recoverable, the amount of the impairment loss is determined by measuring the excess of the carrying amount of the long-lived asset or asset group over its fair value.
The long-lived assets of the Company’s regulated utilities are grouped on a separate entity basis for impairment testing, as they are integrated state-wide operations that do not have the option to curtail service and generally have uniform utility tariffs. A regulatory asset is charged to earnings if and when future recovery in rates of that asset is no longer probable.

The Company believes the assumptions and other con
sid
erations used to value long-lived assets to be appropriate, however, if actual experience differs from the assumptions and considerations used in its estimates, the resulting change could have a material adverse impact on the Consolidated Financial Statements.

Advances for Construction and Contributions in Aid of Construction	Regulated utility subsidiaries may receive advances for construction and contributions in aid of construction from customers, home builders and real estate developers to fund construction necessary to extend service to new areas.Advances are refundable for limited periods of time as new customers begin to receive service or other contractual obligations are fulfilled.These amounts represent expected refunds during the next
12-month
period.Advances that are no longer refundable are reclassified to contributions in aid of construction. Contributions in aid of construction are permanent collections of plant assets or cash for a particular construction project. For ratemaking purposes, the amount of such contributions generally serves as a rate base reduction since the contributions represent non-investor
supplied funds.Generally, the Company depreciates utility plant funded by contributions and amortizes its contributions in aid of construction balance as a reduction to depreciation expense, producing a result which is functionally equivalent to reducing the original cost of the utility plant for the contributions. In accordance with applicable regulatory guidelines, some of the Company’s utility subsidiaries do not amortize contributions in aid of construction, and any contribution received remains on the balance sheet indefinitely.
Revenues Recognition
Under ASC Topic 606,
Revenue From Contracts With Customers,
and
all related amendments (collectively, “ASC 606”), a performance obligation is a promise within a contract to transfer a distinct good or service, or a series of distinct goods and services, to a customer. Revenue is recognized when performance obligations are satisfied and the customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which the Company expects to be entitled to receive in exchange for goods or services. Under ASC 606, a contract’s transaction price is allocated to each distinct performance obligation. To determine revenue recognition for arrangements that the Company determines are within the scope of ASC 606, the Company performs the following five steps: (i) identifies the contracts with a customer; (ii) identifies the performance obligations within the contract, including whether any performance obligations are distinct and capable of being distinct in the context of the contract; (iii) determines the transaction price; (iv) allocates the transaction price to the performance obligations in the contract; and (v) recognizes revenue when, or as, the Company satisfies each performance obligation.
The Company’s revenues from contracts with customers are discussed below. Customer payments for contracts are generally due within 30 days of billing and none of the contracts with customers have payment terms that exceed one year; therefore, the Company elected to apply the significant financing component practical expedient and no amount of consideration has been allocated as a financing component.
Regulated Businesses Revenue
Revenue from the Company’s Regulated Businesses is generated primarily from water and wastewater services delivered to customers. These contracts contain a single performance obligation, the delivery of water and/or wastewater services, as the promise to transfer the individual good or service is not separately identifiable from other promises within the contracts and, therefore, is not distinct. Revenues are recognized over time, as services are provided. There are generally no significant financing components or variable consideration. Revenues include amounts billed to customers on a cycle basis and unbilled amounts calculated based on estimated usage from the date of the meter reading associated with the latest customer bill, to the end of the accounting period. The amounts that the Company has a right to invoice are determined by each customer’s actual usage, an indicator that the invoice amount corresponds directly to the value transferred to the customer.
The Company recognizes revenues for certain ratemaking mechanisms that meet the criteria for alternative revenue program accounting. These mechanisms, which include the Company’s revenue stability mechanisms, qualify as alternative revenue programs if they have been authorized for rate recovery, are objectively determinable and probable of recovery and are expected to be collected within 24 months following the end of the period in which they were recognized. For mechanisms that meet these criteria, the Company adjusts revenue and records an offsetting regulatory asset or liability once the condition or event allowing additional billing or refund has occurred. See Note 4—Revenue Recognition for disaggregated revenue information.
Other Revenue
The Company has long-term, fixed fee contracts to operate and maintain water and wastewater systems for the U.S. government on military installations and facilities owned by municipal customers. Billing and revenue recognition for the fixed fee revenues occurs ratably over the term of the contract, as customers simultaneously receive and consume the benefits provided by the Company. Additionally, these contracts allow the Company to make capital improvements to underlying infrastructure, which are initiated through separate modifications or amendments to the original contract, whereby stand-alone, fixed pricing is separately stated for each improvement. The Company has determined that these capital improvements are separate performance obligations, with revenue recognized over time based on performance completed at the end of each reporting period. Losses on contracts are recognized during the period in which the losses first become probable and estimable. Revenues recognized during the period in excess of billings on construction contracts are recorded as unbilled revenues or other long-term assets, with billings in excess of revenues recorded as other current or long-term liabilities until the revenue recognition criteria are met. Changes in contract performance and related estimated contract profitability may result in revisions to costs and revenues and are recognized in the period in which revisions are determined.
Income Taxes
The Company and its subsidiaries participate in a consolidated federal income tax return for U.S. tax purposes. Members of the consolidated group are charged with the amount of federal income tax expense determined as if they filed separate returns.
Certain income and expense items are accounted for in different time periods for financial reporting than for income tax reporting purposes. The Company provides deferred income taxes on the difference between the tax basis of assets and liabilities and the amounts at which they are carried in the financial statements. These deferred income taxes are based on the enacted tax rates expected to be in effect when these temporary differences are projected to reverse. In addition, the regulated utility subsidiaries recognize regulatory assets and liabilities for the effect on revenues expected to be realized as the tax effects of temporary differences, previously flowed through to customers, reverse.
Investment tax credits have been deferred by the regulated utility subsidiaries and are being amortized to income over the average estimated service lives of the related assets.
The Company recognizes accrued interest and penalties related to tax positions as a component of income tax expense and accounts for sales tax collected from customers and remitted to taxing authorities on a net basis.
Allowance for Funds Used During Construction	AFUDC is a
non-cash
credit to income with a corresponding charge to utility plant that represents the cost of borrowed funds or a return on equity funds devoted to plant under construction. The regulated utility subsidiaries record AFUDC to the extent permitted by the PUCs. The portion of AFUDC attributable to borrowed funds is shown as a reduction of interest expense in the Consolidated Statements of Operations. Any portion of AFUDC attributable to equity funds would be included in Other, net in the Consolidated Statements of Operations.
Derivative Financial Instruments
The Company uses derivative financial instruments primarily for purposes of hedging exposures to fluctuations in interest rates. These derivative contracts are entered into for periods consistent with the related underlying exposures and do not constitute positions independent of those exposures. The Company does not enter into derivative contracts for speculative purposes and does not use leveraged instruments.
All derivatives are recognized on the balance sheet at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash-flow hedge).
The gains and losses on the effective portion of cash-flow hedges are recorded in other comprehensive income, until earnings are affected by the variability of cash flows. Any ineffective portion of designated cash-flow hedges is recognized in current-period earnings.
Cash flows from derivative contracts are included in net cash provided by operating a ct
ivities on the Consolidated Statements of Cash Flows.
Pension and Other Postretirement Benefits
The Company maintains defined benefit pension plans and other po stretir
ement benefit plans for eligible employees and retirees. The plan obligation and costs of providing benefits under these plans are annually measured as of December 31. The measurement involves various factors, assumptions and accounting elections. The impact of assumption changes or experience different from that assumed on pension and other postretirement benefit obligations is recognized over time rather than immediately recognized in the Consolidated Statements of Operations and the Consolidated Statements of Comprehensive Income. Cumulative gains and losses that are in excess of 10% of the greater of either the projected benefit obligation or the fair value of plan assets are amortized over the expected average remaining future service period of the current active membership for the plans, with the exception of the American Water Pension Plan for Certain Inactive Participants, which is amortized over the average remaining life expectancy of the inactive participants. See Note 15—Employee Benefits for additional information.
The Company’s policy is to recognize curtailments when the total expected future service of plan participants is reduced by greater than 10% due to an event that results in terminations and/or retirements.

New Accounting Standards
Presented in the table below are new accounting standards that were a dopt
ed by the Company in 2025:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Income Taxes	The guidance in this standard requires disclosure of a tax rate reconciliation table, in both percentages and reporting currency amounts, which includes additional categories of information about federal, state, and foreign income taxes and provides further details about reconciling items in certain categories that meet a quantitative threshold. The guidance also requires an annual disclosure of income taxes paid, net of refunds, disaggregated by federal, state, and foreign taxes paid, and further disaggregated by jurisdiction based on a quantitative threshold. The standard includes other disclosure requirements and eliminates certain existing disclosure requirements.	January 1, 2025	Retrospective	The Company adopted the standard as of December 31, 2025, including a recast of 2024 and 2023 information, by including additional required disclosures within the Notes to the Consolidated Financial Statements. See Note 14—Income Taxes for further details.
Presented in the table below are recently issued accounting standards that have not yet been adopted by the Company as of December 31, 2025, recently issued accounting standards not presented below were determined to be not applicable, or not material, to the Company:

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
Income Statement Disaggregation	The guidance in this standard enhances disclosures related to income statement expenses to further disaggregate expenses in the footnotes to the financial statements. The standard requires disaggregation of any relevant expense caption presented on the face of the income statement that contains the following expense categories: purchases of inventory, employee compensation, depreciation, intangible asset amortization, and depletion. Further, the standard requires disclosure of the total amount and the entity’s definition of selling expenses.	Annual periods beginning after December 15, 2026 and interim periods within fiscal years beginning after December 15, 2027	Prospective, with retrospective application also permitted.	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Induced Conversions of Convertible Debt Instruments	The guidance in this standard clarifies the requirements for determining whether to account for certain settlements of convertible debt instruments as induced conversions or extinguishments. The guidance requires an entity to account for a settlement as an induced conversion if the inducement offer includes the issuance of all of the consideration issuable under the conversion privileges provided in the terms of the existing convertible debt instrument.	Annual periods beginning after December 15, 2025 and interim reporting periods within those annual reporting periods	Prospective, with retrospective application also permitted.	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Accounting for Internal-Use Software	The guidance in this standard removes all reference to prescriptive and sequential software development stages, requiring an entity to start capitalizing software costs when the following criteria are both met:	Annual periods beginning after December 15, 2027 and interim	Prospective, with a modified transition or retrospective application also permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Standard	Description	Date of Adoption	Application	Effect on the Consolidated Financial Statements
(i) management has authorized and committed to funding the software project and (ii) it is probable that the project will be completed and the software will be used to perform the function intended. Further, the standard requires disclosure for all capitalized internal-use
software costs and removes the requirement for intangibles disclosures for capitalized internal-use
	software.	reporting periods within those annual reporting periods

Accounting for Government Grants Received by Business Entities	Introduces authoritative GAAP guidance for accounting and disclosure of government grants received by business entities, addressing the previous lack of specific guidance and reducing diversity in practice. The standard requires grants to be recognized when compliance with conditions is probable and receipt is likely, and allows presentation either as deferred income or as a reduction of related costs.	Annual periods beginning after December 15, 2028 and interim reporting periods within those annual reporting periods	Modified prospective, modified retrospective, or retrospective applications are permitted	The Company is evaluating the impact on its Consolidated Financial Statements and the timing of adoption.

Reclassifications	Certain reclassifications have been made to prior periods in the Consolidated Financial Statements and Notes to conform to the current presentation.